Note 11 - Derivative Instruments (Details Textual) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2026 CAD ($) Contract	Mar. 31, 2026 USD ($) Contract	Dec. 31, 2025 CAD ($) Contract	Dec. 31, 2025 USD ($) Contract
Derivative [Line Items]
Maximum Allocation of Forecasted CAD-demonimated Operating Costs						75.00%	75.00%	75.00%	75.00%
Forecasted CAD-denominated Operating Costs to be Hedged, Term (Year)	5 years		5 years
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net			$ (4,100,000)	$ (3,800,000)	$ (3,600,000)
Unrealized Gain (Loss) on Derivatives	$ 1,200		10,400,000
Price Risk Cash Flow Hedge Unrealized Gain (Loss) to be Reclassified During Next 12 Months							$ 3,400,000		$ 1,100,000
Premium paid									25,000,000
Price Risk Derivative [Member]
Derivative [Line Items]
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax							$ 3,700,000		$ 200,000
Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Notional Amount						$ 0.9		$ 1.3
Derivative, Forward Exchange Rate						0.013528	0.013528	0.01354	0.01354
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax									$ 900,000
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months									$ 900,000
Derivative, Gain (Loss) on Derivative, Net, Total	300,000	$ 0
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Unrealized Gain (Loss) on Derivatives			4,800,000	(5,700,000)	1,200,000
Foreign Exchange Forward [Member] | Casa Berardi [Member] | Minimum [Member]
Derivative [Line Items]
Derivative, Forward Exchange Rate								0.013148	0.013148
Foreign Exchange Forward [Member] | Casa Berardi [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Forward Exchange Rate								0.014202	0.014202
Foreign Exchange Forward [Member] | Casa Berardi [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Number of Instruments Held, Total | Contract						132	132	165	165
Derivative, Notional Amount						$ 76.6	$ 55,300,000	$ 101.6	$ 73,100,000
Foreign Exchange Forward [Member] | Casa Berardi and Keno Hill [Member]
Derivative [Line Items]
Derivative, Forward Exchange Rate								0.01383	0.01383
Foreign Exchange Forward [Member] | Casa Berardi & Keno Hill [Member]
Derivative [Line Items]
Derivative, Notional Amount						$ 2.7		$ 3.3
Derivative, Forward Exchange Rate						0.013845	0.013845
Foreign Exchange Forward [Member] | Keno Hill [Member]
Derivative [Line Items]
Derivative, Notional Amount						$ 30.2		$ 37.5
Derivative, Forward Exchange Rate						0.013948	0.013948	0.0139	0.0139
Cash Operating Expenditure						$ 42.9		$ 59.5
Exchange Rate						0.013797	0.013797	0.01377	0.01377
Unsettled Concentrate Sales Contracts [Member]
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net, Total	10,200,000	5,300,000	(12,000,000)	1,300,000	$ 19,700,000
Price Risk Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	2,300,000	2,200,000	13,100,000	$ 11,400,000
Settlement Under Collars [Member]
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net, Total	$ 22,300,000	$ 600,000	$ 51,500,000
Commodity Contract [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral, Total							$ 10,500,000		$ 43,600,000
Derivative, Fair Value, Obligations Under the Agreements							$ 10,500,000		$ 43,600,000